Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful receivables	$ 18,913	$ 10,265	$ 7,299
Contract assets	159,247	138,740
Contract asset cost recognized	848	310,271
Deferred revenue	543,849	409,654
Revenue recognized	689	331,204
Valuation allowance	$ 3,244,738	$ 2,297,022	$ 929,574
Translation of foreign currencies	1